Stock-Based Compensation - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 2,748	$ 971	$ 2,830	$ 1,759	$ 3,121	$ 1,936	$ 1,956
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	14	26	31	40	71	63	62
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	43	357	(239)	389	578	185	158
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 2,691	$ 588	$ 3,038	$ 1,330	$ 2,472	$ 1,688	$ 1,736